Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Unvested Share Activity
A summary of the changes in the Company’s unvested ordinary shares during the year ended December 31, 2020 are as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested and Outstanding as of December 31, 2019	1,907,515	$0.74
Granted	—	—
Vested	(1,829,786)	0.69
Forfeited	(63,972)	0.05
Unvested and Outstanding as of December 31, 2020	13,757	$2.36

Schedule of Nonvested Restricted Share Units Activity
A summary of the changes in the Company’s unvested restricted share units during the year ended December 31, 2020 are as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested and Outstanding as of December 31, 2019	—	$—
Granted	257,708	10.19
Vested	—	—
Forfeited	(40,226)	10.19
Unvested and Outstanding as of December 31, 2020	217,482	$10.19

Schedule of Share-based Payment Arrangement, Option, Activity
The following table summarizes the Company’s share options activity for the year ended December 31, 2020:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2019	1,539,411	$0.82	9.58	$2,284
Granted	3,405,490	$7.17
Exercised	(429,929)	$0.05
Forfeited	(84,632)	$9.87
Outstanding as of December 31, 2020	4,430,340	$5.61	9.22	$186,426
Exercisable as of December 31, 2020	3,020,137	$0.88	9.00	$141,213
Unvested as of December 31, 2020	1,410,203	$15.75	9.67	$45,215

Schedule of Valuation Assumptions
The weighted-average assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees and directors during the years ended December 31, 2020 and 2019 were as follows:

	Year Ended December 31,
	2020	2019
Expected term (in years)	5.95 years	5.90 years
Expected volatility	66.10%	63.40%
Risk-free interest rate	0.43%	1.88%
Expected dividend yield	—%	—%
Fair value of underlying ordinary shares	$12.58	$2.16

Summary of Share-based Compensation Expense
Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	Years Ended December 31,
	2020	2019
Research and development	$6,336	$1,817
General and administrative	$11,647	$1,436
	$17,983	$3,253